Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest expense	$ 26,956	$ 27,685
Interest capitalized	(101)	0
Swap effect	1,000	6,459
Amortization and write-off of financing costs	1,296	1,068
Bank charges and other financing costs	227	126
Total	$ 29,378	$ 35,338